Long term investments (Tables)	12 Months Ended
Dec. 31, 2024
Long-term investments
Schedule of long-term investments

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investees	144,464	136,080
Equity securities measured at fair value	44,260	49,605
Equity securities without readily determinable fair values	170,405	156,002
	359,129	341,687

Schedule of investments in equity method investees

	As of December 31,
	2023	2024
	RMB	RMB
Beijing Pengtai Baozun E-commerce Co., Ltd. (1)	54,934	55,553
Hunter Gcsea Limited (2)	74,657	76,945
Others (3)	14,873	3,582
Total	144,464	136,080
(1)	In January 2018, the Group invested RMB13,328 to establish an e-commerce joint venture with Beijing Pengtai Interactive Advertising Co., Ltd. (“Beijing Pengtai”) through a joint venture agreement. Baozun holds 49% equity interest and Beijing Pengtai holds 51% equity interest. Share of income in equity method investment of RMB8,412, RMB9,483 and RMB619 was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.
(2)	In October 2023, the Group entered into an agreement with ABG HUNTER LLC (“ABG”) to form a joint venture company which is Hunter Gcsea Limited to expand ABG’s portfolio of brands’ business. Baozun holds 51% equity interest and ABG holds 49% equity interest. As the Group only has significant influence over Hunter Gcsea Limited, all major operational decisions required written consent from the other shareholder, it is accounted for under the equity method of accounting. Share of income in equity method investment of RMB9,855 was recognized for year ended December 31, 2024.
(3)	The Group identified impairment indicators over certain equity accounted investees and accordingly, recognized other-than-temporary impairment losses of RMB26,115 for the year ended December 31, 2024, which was included in share of loss of equity method investees in the consolidated statement of operation.